Schedule of property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Property, Plant, and Equipment [Line Items]
Total cost		¥ 158,520	¥ 158,519
Less: accumulated depreciation and amortization		(19,514)	(16,654)
Less: impairment provision		(284)	(284)
Property, equipment and software, net	$ 20,445	138,722	141,581
Building [Member]
Property, Plant, and Equipment [Line Items]
Total cost		136,909	137,048
Building Improvements [Member]
Property, Plant, and Equipment [Line Items]
Total cost		1,632	1,632
Computers and Electronic Equipment [Member]
Property, Plant, and Equipment [Line Items]
Total cost		12,367	12,388
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Total cost		1,250	1,229
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Total cost		640	640
Software, In-Development, Internally Developed, and Purchased [Member]
Property, Plant, and Equipment [Line Items]
Total cost		¥ 5,722	¥ 5,582